CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Adjusted Net Debt [Abstract]
Summary of Cash Reconciliation

	2025	2024
	£m	£m
Cash at bank and deposits	2,226	1,983
Money market funds	468	655
Cash and cash equivalents as presented in the consolidated balance sheet	2,694	2,638
Bank overdrafts	(168)	(171)
Cash and cash equivalents as presented in the consolidated cash flow statement	2,526	2,467